Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Termination
(7)
Plan Termination

Although it has not expressed any intent to do so, the Plan Administrator has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, the Plan provides that the net assets are to be distributed to participants in amounts equal to their respective interests in such assets.